SIGNIFICANT ACCOUNTING POLICIES - FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.1297	1.1069	1.1094
Closing exchange rate (per Euro)	1.1993	1.0541	1.0887
Pound Sterling
Currency [Line Items]
Average exchange rate (per Euro)	0.8767	0.8194	0.7259
Closing exchange rate (per Euro)	0.8872	0.8562	0.7340
Swiss Franc
Currency [Line Items]
Average exchange rate (per Euro)	1.1117	1.0901	1.0677
Closing exchange rate (per Euro)	1.1702	1.0739	1.0835
Japanese Yen
Currency [Line Items]
Average exchange rate (per Euro)	126.7112	120.2169	134.2956
Closing exchange rate (per Euro)	135.0100	123.4000	131.0700
Chinese Yuan
Currency [Line Items]
Average exchange rate (per Euro)	7.6290	7.3519	6.9723
Closing exchange rate (per Euro)	7.8044	7.3202	7.0608
Australian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4732	1.4883	1.4775
Closing exchange rate (per Euro)	1.5346	1.4596	1.4897
Canadian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4647	1.4659	1.4184
Closing exchange rate (per Euro)	1.5039	1.4188	1.5116
Singapore Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5588	1.5275	1.5253
Closing exchange rate (per Euro)	1.6024	1.5234	1.5417
Hong Kong Dollar
Currency [Line Items]
Average exchange rate (per Euro)	8.8045	8.5924	8.6014
Closing exchange rate (per Euro)	9.3720	8.1751	8.4376